Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimal Lease and Rental Commitments	At December 31, 2013, future minimal lease and rental commitments were as follows:

Years Ending December 31
2014	$2,169
2015	542
2016	189
2017	—
2018	—

Total	$2,900

Commitments and Conditional Obligations

The Company uses the same credit policies in making these commitments and conditional obligations as it does for on-balance-sheet instruments.

	December 31,
	2013	2012
Commitments to extend credit	$31,103	27,294
Standby letters of credit	322	1,211
Unused commercial lines of credit	44,962	31,597
Unused home equity lines of credit	29,733	29,188